Investments in Equity Investees (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments in Equity Investees
Investments in equity investees	$ 73,777	$ 76,479
SHPL
Investments in Equity Investees
Investments in equity investees	73,461	75,999	$ 79,408
Other
Investments in Equity Investees
Investments in equity investees	$ 316	$ 480